Interest income and expenses, and similar accounts - Summary of interest income and expenses calculated using effective interest rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	S/ 6,966,896	S/ 7,063,415	S/ 5,775,325
Financial liabilities measured at amortized cost	(2,313,285)	(2,453,728)	(1,526,281)
Financial assets measured at amortized cost [member]
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	5,748,592	5,864,356	4,585,897
Financial assets measured at fair value through other comprehensive income [member]
Summary of Interest Income and Expenses Calculated Using Effective Interest Rate [Line Items]
Interest revenue calculated using effective interest method	S/ 1,218,304	S/ 1,199,059	S/ 1,189,428